Real Estate Investments (Summary of Amortization Expense and Adjustments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of lease assets	$ 34,616	$ 29,467	$ 7,177
Rental Income
Finite-Lived Intangible Assets [Line Items]
Amortization expense (accretion income) of intangibles	3,391	3,300	(172)
In-place leases | Depreciation and Amortization
Finite-Lived Intangible Assets [Line Items]
Amortization of lease assets	34,616	29,467	7,177
Above-market lease assets | Rental Income
Finite-Lived Intangible Assets [Line Items]
Amortization of lease assets	3,866	2,880	1,300
Below-market lease liabilities | Rental Income
Finite-Lived Intangible Assets [Line Items]
Amortization of below market leases	7,257	6,180	1,128
Below market ground lease asset | Property Operating Expense
Finite-Lived Intangible Assets [Line Items]
Amortization of lease assets	$ 39	$ 39	$ 0